Share Repurchases (Additional Information) (Details) - Share Repurchase Program [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value	$ 140,000		$ 50,000
Treasury Stock, Shares Repurchased	9,477,463	2,644,712
Repurchase Amount Payable	$ 862
Shares Repurchased, Related Party	3,962,237
Shares Repurchase Related Party, Amount	$ 26,530
Treasury Stock, Shares Repurchased Value	$ 91,693	$ 42,921
Average Price Per Treasury Shares	$ 9.67	$ 16.23
Available for Future Repurchases Value	$ 55,386